Long-Term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Debt Instrument [Line Items]
Subordinated debt	$ 3,152.4	171,867.5	111,056.5
Others	2,262.5	123,352.2	67,310.1
Total	$ 5,414.9	295,219.7	178,366.6